Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions
Schedule of other employee-related liabilities

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	2,866	185	3,051	2,599	175	2,774
Other non-financial liabilities	4,120	501	4,621	3,982	514	4,496
Other employee-related liabilities as % of other non-financial liabilities	70	37	66	65	34	62

Other Employee Obligations
Other Provisions
Schedule of other employee-related provisions

€ millions	2018
	Current	Non-Current	Total
Other employee-related provisions as at 1/1/2018	24	117	141
Addition	53	44	97
Utilization	-48	-107	-155
Release	-3	-2	-5
Currency impact	-1	0	-1
Other employee-related provisions as at 12/31/2018	25	52	77
Provisions	110	270	380
Other employee-related provisions as % of provisions	23	19	20